Contract Balances	12 Months Ended
Dec. 31, 2021
Contract Balances [Abstract]
CONTRACT BALANCES
3	CONTRACT BALANCES

(a)	Accounts receivable, net

Accounts receivable, net consisted of the following:

		As of December 31,
	Note	2020	2021
Accounts receivable derived from governments cooperative arrangements	(i)	15,860	38,442
Accounts receivable from other customers	(ii)	14,919	1,533
Accounts receivable		30,779	39,975
Less: allowance for doubtful accounts		—	—
Accounts receivable, net		30,779	39,975

Note (i):	Accounts receivable derived from government cooperative arrangements were recorded when the educational services have been provided to publicly-sponsored students and the receivables are due in accordance with the payment schedule in the relevant agreements with the governments.

Note (ii):	When rendering education and management services and other services, the Group generally bills its customers in the period when the Group’s right to consideration is unconditional and transfer control over services in accordance with the contract terms.

No allowance for doubtful accounts was provided to accounts receivable as of December 31, 2020 and 2021 respectively.

(b)	Contract liabilities

The balances of the Group’s contract liabilities are as following:

	As of December 31,
	2020	2021
Tuition fee	142,726	132,246
Accommodation fee	12,479	15,020
Deposit	32	32
Teaching and Miscellaneous Fees	730	3,112
Training fee	90	5,163
Service charge	8,134	663
Contract liabilities	164,191	156,236

The contract liabilities primarily relate to up-front payments from the Group’s customers for the formal educational services and training programs.

(c)	Deferred revenue

The balances of the Group’s deferred revenue are as follows:

	As of December 31,
	2020	2021
Deferred revenue from governments	26,140	21,344
Others	-	121
Deferred revenue	26,140	21,465

Deferred revenue from governments results from the financing funding collected from the governments for publicly-sponsored students before educational service are delivered to these students. The amount is recognized as revenue when the educational service are delivered to these students.